PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Mar. 06, 2020
Amount due from minority shareholder	¥ 49,800	¥ 49,800
Zhenjiang Foreign Language School
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770	¥ 36,770
Provision	0
Ambow NSAD Inc | NewSchool
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Xihua Group
Amount due from minority shareholder	49,800
Provision	¥ 0